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                       SUPPLEMENT DATED FEBRUARY 26, 1999
                  TO THE STATEMENT OF ADDITIONAL INFORMATION OF
                    TEMPLETON CAPITAL ACCUMULATOR FUND, INC.
                              dated January 1, 1999


The Statement of Additional Information is amended to replace the compensation table in the section "Officers and Directors" with the following:


                                                                                        Number of Boards
                                                                   Total Fees           in the Franklin
                                              Total Fees       Received from the        Templeton Group
                                           Received from       Franklin Templeton       of Funds on which
Name                                          the Fund*         Group of Funds**        Each Serves***
--------------------------------------------------------------------------------------------------------------
Harris J. Ashton..........................     $2,125               $361,157                  49
Nicholas F. Brady.........................      2,125                140,975                  21
S. Joseph Fortunato.......................      2,125                367,835                  51
John Wm. Galbraith........................      1,935                134,425                  20
Andrew H. Hines, Jr.......................      2,135                208,075                  22
Betty P. Krahmer..........................      2,125                141,075                  21
Gordon S. Macklin.........................      2,125                361,157                  49
Fred R. Millsaps..........................      2,135                210,075                  22

*For the fiscal year ended August 31, 1998.
**For the calendar year ended December 31, 1998.
***We base the number of boards on the number of registered investment companies in the Franklin Templeton Group of Funds. This number does not include the total number of series or funds within each investment company for which the Board members are responsible. The Franklin Templeton Group of Funds currently includes 54 registered investment companies, with approximately 168 U.S. based funds or series.



                Please keep this supplement for future reference.